Note 2 - Loans Receivable - Nonaccrual (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loans receivable, nonaccrual with no allowance		$ 34
Loans receivable, nonaccrual with allowance		0
Loans receivable, nonaccrual	$ 0	34
Real Estate Loan [Member]
Loans receivable, nonaccrual with no allowance		34
Loans receivable, nonaccrual with allowance		0
Loans receivable, nonaccrual		34
Share Loans [Member]
Loans receivable, nonaccrual with no allowance		0
Loans receivable, nonaccrual with allowance		0
Loans receivable, nonaccrual		0
Residential Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable, nonaccrual with no allowance		0
Loans receivable, nonaccrual with allowance		0
Loans receivable, nonaccrual		0
Residential Portfolio Segment [Member] | Land [Member]
Loans receivable, nonaccrual with no allowance		34
Loans receivable, nonaccrual with allowance		0
Loans receivable, nonaccrual		34
Residential Portfolio Segment [Member] | Multifamily [Member]
Loans receivable, nonaccrual with no allowance		0
Loans receivable, nonaccrual with allowance		0
Loans receivable, nonaccrual		0
Residential Portfolio Segment [Member] | One to Four Family [Member]
Loans receivable, nonaccrual with no allowance		0
Loans receivable, nonaccrual with allowance		0
Loans receivable, nonaccrual		0
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable, nonaccrual with no allowance		34
Loans receivable, nonaccrual with allowance		0
Loans receivable, nonaccrual		34
Construction Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable, nonaccrual with no allowance		0
Loans receivable, nonaccrual with allowance		0
Loans receivable, nonaccrual		0
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable, nonaccrual with no allowance		0
Loans receivable, nonaccrual with allowance		0
Loans receivable, nonaccrual		$ 0